Business Combinations - Summary of Net Cash Outflow on Acquisition of Subsidiaries (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [Line Items]
Less: Cash acquired		$ (29,133)
Net cash outflow on acquisition of subsidiaries		$ (7,046,464)
TLJ Intertech Inc. [member]
Disclosure of detailed information about business combination [Line Items]
Consideration paid in cash	$ 89,998
Less: Cash acquired	(16,561)
Net cash outflow on acquisition of subsidiaries	$ 73,437